Share-Based Compensation - Schedule of Changes in Nonvested Shares Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Nonvested Shares Granted [Abstract]
Number of options, Balance at beginning of the year	596,503	986,005	529,082
Weighted average exercise price, Balance at beginning of the year	$ 5.53	$ 6.46	$ 8.69
Number of options, Granted	265,000	53,192	860,492
Weighted average exercise price, Granted	$ 3.11	$ 3.53	$ 5.49
Number of options, Vested during the year	(233,473)	(384,203)	(370,839)
Weighted average exercise price, Vested during the year	$ 5.88	$ 7.35	$ 7.14
Number of options, Forfeited during the year	(45,063)	(58,491)	(32,730)
Weighted average exercise price, Forfeited during the year	$ 4.43	$ 7.16	$ 6.43
Number of options, Balance at end of the year	582,967	596,503	986,005
Weighted average exercise price, Balance at end of the year	$ 4.38	$ 5.53	$ 6.46